9. Net income by operating segment (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Sales revenues	[1]	$ 9,481	$ 18,502	$ 26,624	$ 37,305
Cost of sales		(6,064)	(10,800)	(15,943)	(23,013)
Gross profit (loss)		3,417	7,702	10,681	14,292
Income (expenses)		1,416	(2,183)	17,107	816
Selling		(1,246)	(935)	(2,581)	(1,838)
General and administrative		(291)	(559)	(702)	(1,123)
Exploration costs		(65)	(100)	(169)	(274)
Research and development		(68)	(146)	(163)	(284)
Other taxes		(245)	(66)	(363)	(159)
Impairment of assets			(27)	(13,371)	(20)
Other income and expenses		499	4,016	242	2,882
Net income / (loss) before financial results and income taxes		2,001	9,885	(6,426)	13,476
Net finance income (expenses)		(2,257)	(2,187)	(6,808)	(4,422)
Results of equity-accounted investments		(211)	120	(509)	251
Net income / (loss) before income taxes		(467)	7,818	(13,743)	9,305
Income taxes		31	(2,960)	3,331	(3,449)
Net income from continuing operations for the period		(436)	4,858	(10,412)	5,856
Net income from discontinued operations for the period			77		204
Net income for the period		(436)	4,935	(10,412)	6,060
Net income attributable to shareholders of Petrobras		(417)	4,811	(10,132)	5,881
Net income from continuing operations		(417)	4,756	(10,132)	5,735
Non-controlling interests		(19)	124	(280)	179
Net income from discontinued operations			55		146
Net income attributable to
Net income from continuing operations		(19)	102	(280)	121
Net income from discontinued operations			22		58
Net income attributable to shareholders of Petrobras		(417)	4,811	(10,132)	5,881
Third parties [member]
Disclosure of operating segments [line items]
Sales revenues		9,481	14,840	26,624	30,213
Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues			3,662
Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues
Inter segments [Member]
Disclosure of operating segments [line items]
Sales revenues					7,092
Exploration and production [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues		221	138	431	469
Exploration and production [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues		5,165	12,660	16,042	24,044
Cost of sales		(3,505)	(6,825)	(9,412)	(13,629)
Gross profit (loss)		1,660	5,835	6,630	10,415
Income (expenses)		149	(566)	(13,379)	(1,126)
Selling			(1)		(1)
General and administrative		(56)	(84)	(103)	(154)
Exploration costs		(65)	(100)	(169)	(274)
Research and development		(41)	(104)	(103)	(198)
Other taxes		(74)	(8)	(90)	(29)
Impairment of assets			210	(13,167)	283
Other income and expenses		385	(479)	253	(753)
Net income / (loss) before financial results and income taxes		1,809	5,269	(6,749)	9,289
Net finance income (expenses)
Results of equity-accounted investments		(9)	37	(164)	73
Net income / (loss) before income taxes		1,800	5,306	(6,913)	9,362
Income taxes		(615)	(1,791)	2,294	(3,158)
Net income from continuing operations for the period		1,185	3,515	(4,619)	6,204
Net income from discontinued operations for the period
Net income for the period			3,515		6,204
Net income attributable to shareholders of Petrobras		1,187	3,516	(4,617)	6,206
Net income from continuing operations		1,187	3,516	(4,617)	6,206
Non-controlling interests		(2)	(1)	(2)	(2)
Net income from discontinued operations
Net income attributable to
Net income from continuing operations		(2)	(1)	(2)	(2)
Net income from discontinued operations
Net income attributable to shareholders of Petrobras		1,185	3,515	(4,619)	6,204
Exploration and production [member] | Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues		4,944	12,522	15,611	23,575
Cost of sales
Refining Transportation And Marketing [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues		8,111	12,736	23,289	25,186
Refining Transportation And Marketing [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues		8,261	16,673	23,741	32,810
Cost of sales		(7,429)	(15,125)	(22,826)	(30,030)
Gross profit (loss)		832	1,548	915	2,780
Income (expenses)		(1,304)	(1,181)	(2,218)	(1,801)
Selling		(695)	(489)	(1,345)	(953)
General and administrative		(50)	(92)	(111)	(178)
Exploration costs
Research and development		(3)	(3)	(6)	(7)
Other taxes		(47)	(14)	(89)	(36)
Impairment of assets			(237)	(43)	(303)
Other income and expenses		(509)	(346)	(624)	(324)
Net income / (loss) before financial results and income taxes		(472)	367	(1,303)	979
Net finance income (expenses)
Results of equity-accounted investments		(259)	47	(444)	140
Net income / (loss) before income taxes		(731)	414	(1,747)	1,119
Income taxes		160	(125)	443	(333)
Net income from continuing operations for the period		(571)	289	(1,304)	786
Net income from discontinued operations for the period
Net income for the period			289		786
Net income attributable to shareholders of Petrobras		(566)	286	(1,268)	792
Net income from continuing operations		(566)	286	(1,268)	792
Non-controlling interests		(5)	3	(36)	(6)
Net income from discontinued operations
Net income attributable to
Net income from continuing operations		(5)	3	(36)	(6)
Net income from discontinued operations
Net income attributable to shareholders of Petrobras		(571)	289	(1,304)	786
Refining Transportation And Marketing [member] | Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues		150	3,937	452	7,624
Cost of sales
Gas And Power [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues		982	1,749	2,599	4,029
Gas And Power [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues		1,517	2,575	3,887	5,783
Cost of sales		(610)	(1,602)	(1,955)	(3,903)
Gross profit (loss)		907	973	1,932	1,880
Income (expenses)		(654)	4,909	(1,327)	4,410
Selling		(539)	(428)	(1,213)	(845)
General and administrative		(19)	(38)	(46)	(74)
Exploration costs
Research and development			(2)	(3)	(7)
Other taxes		(3)	(8)	(12)	(24)
Impairment of assets
Other income and expenses		(93)	5,385	(53)	5,360
Net income / (loss) before financial results and income taxes		253	5,882	605	6,290
Net finance income (expenses)
Results of equity-accounted investments		25	40	23	44
Net income / (loss) before income taxes		278	5,922	628	6,334
Income taxes		(86)	(1,999)	(206)	(2,138)
Net income from continuing operations for the period		192	3,923	422	4,196
Net income from discontinued operations for the period			4		8
Net income for the period			3,927		4,204
Net income attributable to shareholders of Petrobras		169	3,890	383	4,138
Net income from continuing operations		169	3,887	383	4,132
Non-controlling interests		23	37	39	66
Net income from discontinued operations			3		6
Net income attributable to
Net income from continuing operations		23	36	39	64
Net income from discontinued operations			1		2
Net income attributable to shareholders of Petrobras		192	3,927	422	4,204
Gas And Power [member] | Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues		535	826	1,288	1,754
Cost of sales
Corporate and other business [Member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues		167	217	305	529
Corporate and other business [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues		203	278	401	639
Cost of sales		(205)	(274)	(398)	(616)
Gross profit (loss)		(2)	4	3	23
Income (expenses)		399	(968)	(169)	(2,280)
Selling		(6)	(7)	(10)	(22)
General and administrative		(166)	(345)	(442)	(718)
Exploration costs
Research and development		(24)	(37)	(51)	(72)
Other taxes		(121)	(36)	(172)	(70)
Impairment of assets				(161)
Other income and expenses		716	(543)	667	(1,398)
Net income / (loss) before financial results and income taxes		397	(964)	(166)	(2,257)
Net finance income (expenses)		(2,257)	(2,187)	(6,808)	(4,422)
Results of equity-accounted investments		32	(4)	76	(6)
Net income / (loss) before income taxes		(1,828)	(3,155)	(6,898)	(6,685)
Income taxes		577	728	1,203	1,900
Net income from continuing operations for the period		(1,251)	(2,427)	(5,695)	(4,785)
Net income from discontinued operations for the period			73		196
Net income for the period			(2,354)		(4,589)
Net income attributable to shareholders of Petrobras		(1,216)	(2,439)	(5,414)	(4,710)
Net income from continuing operations		(1,216)	(2,491)	(5,414)	(4,850)
Non-controlling interests		(35)	85	(281)	121
Net income from discontinued operations			52		140
Net income attributable to
Net income from continuing operations		(35)	64	(281)	65
Net income from discontinued operations			21		56
Net income attributable to shareholders of Petrobras		(1,251)	(2,354)	(5,695)	(4,589)
Corporate and other business [Member] | Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues		36	61	96	110
Cost of sales
Eliminations [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues
Eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues		(5,665)	(13,684)	(17,447)	(25,971)
Cost of sales		5,685	13,026	18,648	25,165
Gross profit (loss)		20	(658)	1,201	(806)
Income (expenses)		(6)	(11)	(14)	(19)
Selling		(6)	(10)	(13)	(17)
General and administrative					1
Exploration costs
Research and development
Other taxes
Impairment of assets
Other income and expenses			(1)	(1)	(3)
Net income / (loss) before financial results and income taxes		14	(669)	1,187	(825)
Net finance income (expenses)
Results of equity-accounted investments
Net income / (loss) before income taxes		14	(669)	1,187	(825)
Income taxes		(5)	227	(403)	280
Net income from continuing operations for the period		9	(442)	784	(545)
Net income from discontinued operations for the period
Net income for the period			(442)		(545)
Net income attributable to shareholders of Petrobras		9	(442)	784	(545)
Net income from continuing operations		9	(442)	784	(545)
Non-controlling interests
Net income from discontinued operations
Net income attributable to
Net income from continuing operations
Net income from discontinued operations
Net income attributable to shareholders of Petrobras		9	(442)	784	(545)
Eliminations [member] | Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues		$ (5,665)	$ (13,684)	$ (17,447)	$ (25,971)

[1]	Sales revenues by business segment are set out in note 9.